Intangible Assets	12 Months Ended
Sep. 30, 2012
Intangible Assets

9. INTANGIBLE ASSETS

Intangible assets subject to amortization consist of the following at September 30 (in thousands):

	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$723,231	$105,995	$617,236	$546,726	$75,426	$471,300
Order backlog	5,910	3,965	1,945	24,799	17,895	6,904
Other	43,343	6,528	36,815	10,973	5,753	5,220

Total	$772,484	$116,488	$655,996	$582,498	$99,074	$483,424

Information regarding the amortization expense of amortizable intangible assets is detailed below (in thousands):

Aggregate Amortization Expense:

Years ended September 30,
2012	$44,535
2011	40,368
2010	15,079

Estimated Amortization Expense:

Years ending September 30,
2013	$38,099
2014	36,156
2015	36,156
2016	36,156
2017	36,156

Intangible assets acquired during the year ended September 30, 2012 were as follows (in thousands):

	Cost	Amortization Period
Intangible assets not subject to amortization:
Goodwill	$473,895
Trademarks and trade names	121,510

	595,405

Intangible assets subject to amortization:
Technology	175,750	20 years
Order backlog	5,910	1 year
Other	4,800	15 years

	186,460	19.3 years

Total	$781,865

The changes in the carrying amount of goodwill by segment for the fiscal years ended September 30, 2011 and 2012 were as follows (in thousands):

	Power & Control	Airframe	Non- aviation	Total
Balance at September 30, 2010	$1,063,872	$459,725	$48,067	$1,571,664
Goodwill acquired during the year (Note 2)	159,396	969,749	—	1,129,145
Divestitures (Note 22)	(15,393)	(88,487)	—	(103,880)
Other	(2,029)	847	—	(1,182)

Balance at September 30, 2011	1,205,846	1,341,834	48,067	2,595,747
Goodwill acquired during the year (Note 2)	70,870	401,500	1,525	473,895
Purchase price allocation adjustments	(2,012)	(24,097)	—	(26,109)
Other	(1)	(8,023)	(7)	(8,031)

Balance at September 30, 2012	$1,274,703	$1,711,214	$49,585	$3,035,502